Other payables and accrued liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Salary payables	$ 563,334	$ 606,056
Employee reimbursement and benefit payables	38,167	24,284
Professional fees payable	78,482
Other miscellaneous payables	7,719	14,250
Total other payables and accrued liabilities	$ 687,702	$ 644,590